Revenue (Notes)	12 Months Ended
Dec. 31, 2020
Revenue from Contract with Customer [Text Block]	Revenue
Revenue is primarily earned from retail and wholesale electricity sales and electricity transmission and distribution delivery services. Revenue is recognized upon transfer of control of promised goods or services to customers in an amount that reflects the consideration to which we expect to be entitled in exchange for those goods or services. Revenue is recorded net of any taxes assessed on and collected from customers, which are remitted to the governmental authorities.
Retail revenue – DP&L energy sales to utility customers are based on the reading of meters at the customer's location that occurs on a systematic basis throughout the month. DP&L sells electricity directly to end-users, such as homes and businesses, and bills customers directly. Performance obligations for retail revenues are satisfied over time as energy is delivered and the same method is used to measure progress, and thus the performance obligation meets the criteria to be considered a series. This includes both the promise to transfer energy and other distribution and/or transmission services.
In exchange for the exclusive right to sell or distribute electricity in our service area, DP&L is subject to rate regulation by federal and state regulators. This regulation sets the framework for the prices (“tariffs”) that DP&L is allowed to charge customers for electricity. Since tariffs are approved by the regulator, the price that DP&L has the right to bill corresponds directly with the value to the customer of DP&L's performance completed in each period. Therefore, revenue under these contracts is recognized using an output method measured by the MWhs delivered each month at the approved tariff.
In cases where a customer chooses to receive generation services from a CRES provider, the price for generation services is negotiated between the customer and the CRES provider, and DP&L only serves as a billing agent if requested by the CRES provider. As such, DP&L recognizes the consolidated billing arrangement with the CRES provider on a net basis, thereby recording no revenue for the generation component. Retail revenue from these customers would only be related to transmission and distribution charges.
Wholesale revenue – DP&L's share of the power produced at OVEC is sold to PJM and these revenues are classified as Wholesale revenues.
In PJM, the promise to sell energy as wholesale revenue is separately identifiable from participation in the capacity market and the two products can be transacted independently of one another. Therefore, wholesale revenues are a separate contract with a single performance obligation. Revenue is recorded based on the quantities (MWh) delivered in each hour during each month at the spot price, making the contract effectively “month-to-month”.
RTO ancillary revenue – Compensation for use of DP&L’s transmission assets and compensation for various ancillary services are classified as RTO ancillary revenues. As DP&L owns and operates transmission lines in southwest Ohio within PJM, demand charges collected from network customers by PJM are then allocated to the appropriate transmission owners (i.e. DP&L) and recognized as transmission revenues.
Transmission revenues have a single performance obligation, as transmission services represent a distinct service. Additionally, as the performance obligation is satisfied over time and the same method is used to measure progress, the performance obligation meets the criteria to be considered a series. The price that DP&L, as the transmission operator, has the right to bill (received as a credit from PJM) corresponds directly with the value to the customer of performance completed in each period, as the price paid is the allocation of the tariff rate (as approved by the regulator) charged to network participants.
Capacity revenue – DP&L records its share of OVEC capacity revenues as Capacity revenues. The capacity price is set through a competitive auction process established by PJM. Depending on the availability and performance of the OVEC units, there may be additional performance bonuses or penalties, which would be recognized only if it becomes probable that such bonus or penalties will be incurred.
RTO capacity revenues have a single performance obligation, as capacity is a distinct good. Additionally, as the performance obligation is satisfied over time and the same method is used to measure progress, the performance obligation meets the criteria to be considered a series. The capacity price is set through a competitive auction process established by PJM.
DPL's revenue from contracts with customers was $645.0 million, $720.6 million and $715.2 million for the years ended December 31, 2020, 2019 and 2018, respectively. The following table presents our revenue from contracts with customers and other revenue by segment for the years ended December 31, 2020, 2019 and 2018:

$ in millions	Utility	Other	Adjustments and Eliminations	Total
	Year ended December 31, 2020
Retail revenue
Retail revenue from contracts with customers
Residential revenue	$362.3	$—	$—	$362.3
Commercial revenue	114.6	—	—	114.6
Industrial revenue	51.2	—	—	51.2
Governmental revenue	36.6	—	—	36.6
Other (a)	12.7	—	—	12.7
Total retail revenue from contracts with customers	577.4	—	—	577.4
Other retail revenue (b)	9.0	—	—	9.0
Wholesale revenue
Wholesale revenue from contracts with customers	11.0	—	(0.9)	10.1
RTO ancillary revenue	44.0	—	—	44.0
Capacity revenue	4.2	—	—	4.2
Miscellaneous revenue
Miscellaneous revenue from contracts with customers (c)	—	9.3	—	9.3
Miscellaneous revenue	6.5	3.6	(3.6)	6.5
Total revenues	$652.1	$12.9	$(4.5)	$660.5

$ in millions	Utility	Other	Adjustments and Eliminations	Total
	Year ended December 31, 2019
Retail revenue
Retail revenue from contracts with customers
Residential revenue	$403.5	$—	$—	$403.5
Commercial revenue	130.3	—	—	130.3
Industrial revenue	55.3	—	—	55.3
Governmental revenue	42.4	—	—	42.4
Other (a)	13.8	—	—	13.8
Total retail revenue from contracts with customers	645.3	—	—	645.3
Other retail revenue (b)	22.0	—	—	22.0
Wholesale revenue
Wholesale revenue from contracts with customers	17.2	—	(1.0)	16.2
RTO ancillary revenue	43.5	—	—	43.5
Capacity revenue	6.2	—	—	6.2
Miscellaneous revenue
Miscellaneous revenue from contracts with customers (c)	—	9.4	—	9.4
Miscellaneous revenue	1.2	3.2	(3.3)	1.1
Total revenues	$735.4	$12.6	$(4.3)	$743.7

$ in millions	Utility	Other	Adjustments and Eliminations	Total
	Year ended December 31, 2018
Retail revenue
Retail revenue from contracts with customers
Residential revenue	$404.0	$—	$—	$404.0
Commercial revenue	118.9	—	—	118.9
Industrial revenue	48.9	—	—	48.9
Governmental revenue	40.8	—	(1.0)	39.8
Other (a)	13.2	—	—	13.2
Total retail revenue from contracts with customers	625.8	—	(1.0)	624.8
Other retail revenue (b)	32.1	—	—	32.1
Wholesale revenue
Wholesale revenue from contracts with customers	29.9	—	—	29.9
RTO ancillary revenue	43.1	—	—	43.1
Capacity revenue	7.8	0.1	—	7.9
Miscellaneous revenue
Miscellaneous revenue from contracts with customers (c)	—	9.5	—	9.5
Miscellaneous revenue	—	2.8	(2.8)	—
Total revenues	$738.7	$12.4	$(3.8)	$747.3

(a)    "Other" primarily includes Wright-Patterson Air Force Base revenues, billing service fees from CRES providers and other miscellaneous retail revenues from contracts with customers.
(b)    Other retail revenue primarily includes alternative revenue programs not accounted for under FASC 606.
(c)    Miscellaneous revenue from contracts with customers primarily includes revenues for various services provided by Miami Valley Lighting.

The balances of receivables from contracts with customers were     $70.1 million and $65.1 million as of December 31, 2020 and 2019, respectively. Payment terms for all receivables from contracts with customers are typically within 30 days.
We have elected to apply the optional disclosure exemptions under FASC 606. Therefore, we have no disclosures pertaining to revenue expected to be recognized in any future year related to remaining performance obligations, as we exclude contracts with an original length of one year or less, contracts for which we recognize revenue based on the amount we have the right to invoice for services performed, and variable consideration allocated entirely to a wholly unsatisfied performance obligation when the consideration relates specifically to our efforts to satisfy the performance obligation and depicts the amount to which we expect to be entitled for DPL.